SHARE-BASED EMPLOYEE REMUNERATION (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 21, 2017	Dec. 31, 2018
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Grant date		December 4, 2018
Vesting period ends		January 27, 2014
Share price at date of grant		$ 7.65
Exercise price at date of grant	$ 7.50	$ 7.65
Volatility		168.00%
Option life		5 years
Dividend yield		0.00%
Risk-free interest rate		1.98%
Fair value at grant date		$ 3.52